Summary of Significant Accounting Policies - Schedule of Disaggregate Revenue (Details)	6 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Disaggregate Revenue [Abstract]
Insurance brokerage service fees	¥ 204,026,259		¥ 144,964,797
MGU service fees	2,267,797		1,766,514
Less: business taxes and surcharges	(318,882)		(360,026)
Total revenues	¥ 205,975,174	$ 29,454,058	¥ 146,371,285